Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Borrowings [Abstract]
Short-term and long-term borrowings
The following table presents short-term and long-term borrowings of Nomura as of March 31, 2024 and 2025.

	Millions of yen
	March 31
	2024	2025
Short-term borrowings (1) :
Commercial paper	¥224,801	¥113,765
Bank borrowings	81,692	341,561
Other	748,224	661,966

Total	¥1,054,717	¥1,117,292

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥4,074,720	¥4,213,264
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese Yen denominated	1,252,324	1,170,404
Non-Japanese Yen denominated	4,116,627	4,778,830
Floating-rate obligations:
Japanese Yen denominated	546,628	603,794
Non-Japanese Yen denominated	571,108	708,559
Index / Equity-linked obligations:
Japanese Yen denominated	946,400	926,572
Non-Japanese Yen denominated	418,622	510,126

	7,851,709	8,698,285

Subtotal	11,926,429	12,911,549

Trading balances of secured borrowings	525,686	462,129

Total	¥12,452,115	¥13,373,678

(1)	Includes secured borrowings of ¥144,920 million and ¥119,682 million as of March 31, 2024 and March 31, 2025 respectively.
(2)	Includes secured borrowings of ¥187,692 million and ¥472,328 million as of March 31, 2024 and March 31, 2025 respectively.
(3)	Includes secured borrowings of ¥903,662 million and ¥811,118 million as of March 31, 2024 and March 31, 2025 respectively.

Long-term borrowings
Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2024	2025
Debt issued by the Company	¥4,243,445	¥3,465,010
Debt issued by subsidiaries—guaranteed by the Company (1)	5,156,514	6,568,898
Debt issued by subsidiaries—not guaranteed by the Company (1)	3,052,156	3,339,770

Total	¥12,452,115	¥13,373,678

(1)	Includes trading balances of secured borrowings.

Effective weighted-average interest rates of borrowings
The following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges, as of March 31, 2024 and 2025.

	March 31
	2024	2025
Short-term borrowings	1.97%	2.77%
Long-term borrowings	3.09%	3.19%
Fixed-rate obligations	3.73%	3.77%
Floating-rate obligations	2.90%	2.74%
Index / Equity-linked obligations	1.05%	1.99%

Maturities of long-term borrowings
The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2025:

Year ending March 31	Millions of yen
2026	¥1,382,812
2027	1,578,208
2028	1,345,617
2029	1,473,040
2030	1,678,616
2031 and thereafter	5,453,256

Subtotal	12,911,549

Trading balances of secured borrowings	462,129

Total	¥13,373,678